Restructuring and related expenses (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OS Program
Liabilities associated with reorganization.
Liability at beginning of period		$ 99	$ 65	$ 0
Expenses		136	112	65
Cash payments		(106)	(45)
Changes in estimates		(10)	(30)
Exchange rate differences		4	(3)
Liability at end of period	$ 65	123	99	65
Term of program (in years)	2 years
Costs incurred in		149	89	65
Program costs, amount reduced		(41)
Cumulative costs incurred		303
Total expected costs	$ 350	309		350
OS Program | Total cost of sales
Liabilities associated with reorganization.
Costs incurred in		38	8	35
OS Program | Selling, general and administrative expenses
Liabilities associated with reorganization.
Costs incurred in		37	46	23
OS Program | Non-order related research and development expenses
Liabilities associated with reorganization.
Costs incurred in		4	1	3
OS Program | Other income (expense), net.
Liabilities associated with reorganization.
Costs incurred in		70	34	4
OS Program | Employee severance costs
Liabilities associated with reorganization.
Liability at beginning of period		99	65	0
Expenses		119	111	65
Cash payments		(91)	(44)
Changes in estimates		(10)	(30)
Exchange rate differences		4	(3)
Liability at end of period	$ 65	121	99	65
Costs incurred in		109	81	65
Cumulative costs incurred		255
OS Program | Estimated contract settlement, loss order and other costs
Liabilities associated with reorganization.
Liability at beginning of period		0
Expenses		17	1
Cash payments		(15)	(1)
Exchange rate differences		0
Liability at end of period		2	0
Costs incurred in		17	1
Cumulative costs incurred		18
OS Program | Inventory and long-lived asset impairments
Liabilities associated with reorganization.
Costs incurred in		23	7
Cumulative costs incurred		30
OS Program | Electrification
Liabilities associated with reorganization.
Costs incurred in		35	18	32
Cumulative costs incurred		85
OS Program | Industrial Automation
Liabilities associated with reorganization.
Costs incurred in		37	3	21
Cumulative costs incurred		61
OS Program | Motion
Liabilities associated with reorganization.
Costs incurred in		18	6	1
Cumulative costs incurred		25
OS Program | Robotics & Discrete Automation
Liabilities associated with reorganization.
Costs incurred in		10	8
Cumulative costs incurred		18
OS Program | Corporate and Other
Liabilities associated with reorganization.
Costs incurred in		49	54	11
Cumulative costs incurred		114
Other restructuring-related activities
Liabilities associated with reorganization.
Liability at beginning of period		189
Liability at end of period		233	189
Costs incurred in		194	114	116
Other restructuring-related activities | Total cost of sales
Liabilities associated with reorganization.
Costs incurred in		95	46	24
Other restructuring-related activities | Selling, general and administrative expenses
Liabilities associated with reorganization.
Costs incurred in		50	4	52
Other restructuring-related activities | Non-order related research and development expenses
Liabilities associated with reorganization.
Costs incurred in		10	0	2
Other restructuring-related activities | Other income (expense), net.
Liabilities associated with reorganization.
Costs incurred in		39	64	38
Other restructuring-related activities | Employee severance costs
Liabilities associated with reorganization.
Costs incurred in		164	55	74
Other restructuring-related activities | Estimated contract settlement, loss order and other costs
Liabilities associated with reorganization.
Costs incurred in		18	37	29
Other restructuring-related activities | Inventory and long-lived asset impairments
Liabilities associated with reorganization.
Costs incurred in		$ 12	$ 22	$ 13